RISK MANAGEMENT - Liquidity Risk - Undiscounted cash flows of financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	331,806,505	283,324,271
Not later than one month [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	59,203,734	55,376,409
Later than one month and not later than six months [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	53,059,805	41,724,636
Later than six months and not later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	32,519,708	26,570,268
Later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	187,023,258	159,652,958
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,996,398	9,754,120
Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	224,581,946	215,324,860
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	21,608,992	18,935,757
Commercial loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	21,862,835	19,358,216
Commercial loans | Financial assets at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	129,850,797	109,542,816
Commercial loans | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	14,025,655	12,524,966
Commercial loans | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	29,465,200	24,196,186
Commercial loans | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	16,865,877	13,982,791
Commercial loans | Financial assets at amortised cost, category [member] | Later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	69,494,065	58,838,873
Loans to consumers | Financial assets at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	89,250,039	71,536,227
Loans to consumers | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8,662,984	6,218,323
Loans to consumers | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,571,059	12,707,647
Loans to consumers | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,005,080	7,369,756
Loans to consumers | Financial assets at amortised cost, category [member] | Later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	53,010,916	45,240,501
Mortgages | Financial assets at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	35,798,057	35,361,710
Mortgages | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	447,147	297,155
Mortgages | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	984,046	1,376,279
Mortgages | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,147,043	1,626,730
Mortgages | Financial assets at amortised cost, category [member] | Later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	33,219,821	32,061,546
Microcredit | Financial assets at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	541,084	568,025
Microcredit | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	55,112	58,093
Microcredit | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	122,167	125,474
Microcredit | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	123,624	128,180
Microcredit | Financial assets at amortised cost, category [member] | Later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	240,181	256,278
Trading securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,113,668	7,204,312
Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,113,668	7,204,312
Investment securities at fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,947,186	20,057,614
Trade receivables / other accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,702,301	9,300,643
Trade receivables / other accounts receivable | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,973,531	7,191,048
Trade receivables / other accounts receivable | Not later than one month [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,342,007	4,260,837
Trade receivables / other accounts receivable | Later than six months and not later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		397
Trade receivables / other accounts receivable | Later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,631,524	2,929,814
Other financial assets | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,163,339	631,231
Other financial assets | Not later than one month [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,163,339	631,231
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	30,117,236	28,401,283
Cash and cash equivalents | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	30,117,236	28,401,283
Cash and cash equivalents | Financial assets at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,683,338	28,450,114
Cash and cash equivalents | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	28,683,338	28,450,114
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,095,599	3,006,077
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Not later than one month [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	833,179	1,691,200
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Later than one month and not later than six months [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	858,257	447,674
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Later than six months and not later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,404,163	866,184
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		1,019
Debt securities | Trading securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,673,113	3,762,978
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,673,113	3,762,978
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,889,513	3,971,257
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Not later than one month [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	937,550	576,072
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than one month and not later than six months [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,491,328	350,307
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than six months and not later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	984,902	1,026,669
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,475,733	2,018,209
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,102	31,256
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	21,608,992	18,935,757
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	25,477,301	22,275,570
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Not later than one month [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,269,356	163,389
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Later than one month and not later than six months [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,334,438	2,272,601
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Later than six months and not later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,951,863	1,547,078
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	19,921,644	18,292,502
Derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,084,032	798,824
Derivatives | Trading securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	917,434	768,686
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	917,434	768,686
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	916,663	757,172
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Not later than one month [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	620,242	476,088
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than one month and not later than six months [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	229,909	244,385
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than six months and not later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	37,138	22,483
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	29,374	14,216
Derivatives | Hedging instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	166,598	30,138
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	166,598	30,138
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	167,244	33,024
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Not later than one month [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	163,825	28,941
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than one month and not later than six months [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,401	$ 4,083
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than six months and not later than one year [member] | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 18